UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-9537

MFS CALIFORNIA INSURED MUNICIPAL FUND

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: November 30

Date of reporting period: February 29, 2008

ITEM 1.	SCHEDULE OF INVESTMENTS.

MFS® California Insured Municipal Fund

2/29/08
Quarterly portfolio holdings

MFS®
INVESTMENT MANAGEMENT

MFS California Insured Municipal Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 2/29/08

Issuer	Shares/Par	Value ($)
Municipal Bonds – 172.6%
Airport & Port Revenue – 8.4%
Port of Oakland, CA, “K”, FGIC, 5.75%, 2029	$1,000,000	$985,310
San Diego County, CA, Regional Airport Authority, AMBAC, 5.25%, 2020	500,000	503,120
San Diego, CA, Port District Rev., “B”, MBIA, 5%, 2029	1,250,000	1,222,613

		$2,711,043

General Obligations - General Purpose – 6.4%
State of California, AMBAC, 6%, 2017	$1,000,000	$1,114,450
State of California, AMBAC, 5%, 2034	1,000,000	941,810

		$2,056,260

General Obligations - Schools – 26.2%
Allan Hancock, CA, Joint Community College (Election of 2006), “A”, FSA, 4.375%, 2031	$100,000	$83,998
Culver City, CA, School Facilities Financing Authority Rev. (Culver City Unified School District), FSA, 5.5%, 2025	1,000,000	1,056,420
Dublin, CA, Unified School District (Election of 2004), “C”, MBIA, 0%, 2032	3,000,000	651,180
Pomona, CA, Unified School District, “A”, MBIA, 6.55%, 2029	1,000,000	1,058,590
Rancho Santiago, CA, Community College District, FSA, 5.125%, 2029	1,000,000	1,013,700
Rescue, CA, Unified School District (Election of 1998), MBIA, 0%, 2026	1,125,000	376,425
San Diego, CA, Unified School District (Election of 1998), “B”, MBIA, 6%, 2019	1,000,000	1,113,060
Union, CA, Elementary School District, “A”, FGIC, 0%, 2018	1,630,000	968,041
Vallejo City, CA, Unified School District, “A”, MBIA, 5.9%, 2025	500,000	503,270
West Contra Costa, CA, Unified School District, “A”, MBIA, 5.7%, 2023	500,000	493,305
West Covina, CA, Unified School District, “A”, MBIA, 5.8%, 2021	500,000	506,985
Yuba City, CA, Unified School District, FGIC, 0%, 2018	1,000,000	593,890

		$8,418,864

Healthcare Revenue - Hospitals – 6.6%
California Municipal Finance Authority, Certificates of Participation (Community Hospitals of Central California), 5.25%, 2027	$250,000	$223,755
California Statewide Communities Development Authority Rev. (Catholic West), 6.5%, 2010 (c)	145,000	157,864
California Statewide Communities Development Authority Rev. (Daughters of Charity Health), “A”, 5.25%, 2030	500,000	446,270
Oakland, CA, Rev. (Harrison Foundation), “A”, AMBAC, 6%, 2010 (c)	1,000,000	1,057,700
Sierra View, CA, Local Health Care District Rev., 5.25%, 2037	130,000	113,064
Turlock, CA, Health Facilities Rev. (Emanuel Medical Center), "B", 5.5%, 2037	115,000	102,673

		$2,101,326

Healthcare Revenue - Long Term Care – 7.2%
ABAG Finance Authority for Non-Profit Corps. (Odd Fellows Home), MBIA, 6%, 2024	$2,000,000	$2,025,680
California Statewide Communities Development Authority Rev. (Eskaton Properties, Inc.), 8.25%, 2010 (c)	250,000	285,173

		$2,310,853

Human Services – 0.4%
California Statewide Communities Development Authority Rev. (Inland Regional Center), 5.375%, 2037	$140,000	$124,387

Industrial Revenue - Other – 1.2%
California Statewide Communities Development Authority Rev. (Anheuser-Busch), 4.8%, 2046	$500,000	$387,120

Miscellaneous Revenue - Other – 3.1%
San Francisco, CA, City & County Redevelopment Agency, Hotel Tax Rev., FSA, 6.75%, 2025	$1,000,000	$1,003,250

Single Family Housing - Local – 2.9%
California Housing Finance Agency Rev., “A”, 4.95%, 2036	$1,000,000	$865,890

MFS California Insured Municipal Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 2/29/08 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Single Family Housing - Local – continued
California Rural Home Mortgage Finance Authority Rev., Mortgage Backed Securities Program, “A”, GNMA, 6.35%, 2029	$25,000	$25,538
California Rural Home Mortgage Finance Authority Rev., Mortgage Backed Securities Program, “B4”, GNMA, 6.35%, 2029	25,000	25,178

		$916,606

Single Family Housing - Other – 2.8%
California Department of Veterans Affairs, Home Purchase Rev., “B”, 5.25%, 2037	$1,000,000	$903,520

Single Family Housing - State – 2.8%
California Housing Finance Agency Rev., Home Mortgage, “E”, FGIC, 5.05%, 2026	$995,000	$912,843

Solid Waste Revenue – 1.5%
Salinas Valley, CA, Solid Waste Authority Rev., AMBAC, 5.125%, 2022	$500,000	$491,235

State & Local Agencies – 25.1%
California Public Works Board Lease Rev., Department of Mental Health (Coalinga), “A”, 5.5%, 2019	$500,000	$518,365
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced, “A”, FGIC, 5%, 2035	1,000,000	918,070
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced, “A”, FGIC, 5%, 2038	1,000,000	906,320
Huntington Park, CA, Public Financing Authority Rev., “A”, FSA, 5.25%, 2019	1,000,000	1,050,990
Los Angeles County, CA, Schools Regionalized Business Service Corp., Capital Appreciation Pooled Financing, “A”, AMBAC, 0%, 2018	2,020,000	1,192,467
Los Angeles County, CA, Schools Regionalized Business Service Corp., Capital Appreciation Pooled Financing, “A”, AMBAC, 0%, 2023	2,220,000	898,301
Pacifica, CA, Certificates of Participation (Street Improvement Project), AMBAC, 5.875%, 2009 (c)	1,500,000	1,611,105
Sacramento, CA, City Financing Authority (Master Lease Program Facilities), “E”, AMBAC, 5.25%, 2026	1,000,000	976,610

		$8,072,228

Tax - Other – 2.2%
Southern California Logistics Airport Authority (Southern California Authority Project), XLCA, 5%, 2043	820,000	$689,112

Tax Assessment – 16.6%
Fontana, CA, Public Finance Authority, Tax Allocation Rev. (Sub Lien North Fontana Redevelopment), “A”, AMBAC, 5%, 2029	$1,000,000	$927,100
Huntington Beach, CA, Community Facilities District, Special Tax (Grand Coast Resort), “2000-1”, 6.45%, 2031	100,000	100,548
Lancaster, CA, Financing Authority, Tax Allocation Rev. (Projects No. 5 & 6 Redevelopment Projects), MBIA, 5.25%, 2020	1,075,000	1,117,441
Long Beach, CA, Bond Finance Authority, Tax Allocation Rev., “C”, AMBAC, 5.5%, 2031	750,000	716,348
Oceanside, CA, Community Development Commission, Tax Allocation (Downtown Redevelopment Project Escrow Bonds), 5.7%, 2025	500,000	492,925
Orange County, CA, Community Facilities District, Special Tax (Ladera Ranch), “A”, 6.7%, 2009 (c)	200,000	215,730
San Jose, CA, Redevelopment Agency, Tax Allocation (Merged Area Redevelopment Project), “C”, MBIA, 4.25%, 2030	1,000,000	777,670
San Jose, CA, Redevelopment Agency, Tax Allocation (Merged Area Redevelopment Project), “D”, AMBAC, 5%, 2021	1,000,000	981,760

		$5,329,522

Tobacco – 6.5%
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-1”,
5.75%, 2047	$500,000	$448,805

MFS California Insured Municipal Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 2/29/08 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Tobacco – continued
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Asset Backed, “A-1”, 5%, 2033	$1,000,000	$828,850
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Asset Backed, “A-1”, 5.125%, 2047	1,000,000	812,630

		$2,090,285

Transportation - Special Tax – 5.5%
Puerto Rico Highway & Transportation Authority, Highway Rev., “Y”, FSA, 5.5%, 2016 (c)	$1,000,000	$1,115,730
San Francisco, CA, Bay Area Rapid Transit District, Sales Tax Rev., “A”, MBIA, 5%, 2030 (f)	685,000	655,648

		$1,771,378

Universities - Colleges – 10.9%
California Educational Facilities Authority Rev. (Pepperdine University), “A”, AMBAC, 5%, 2035	$1,000,000	$922,100
California Educational Facilities Authority Rev., “B”, 6.625%, 2010 (c)	205,000	223,911
California Educational Facilities Authority Rev., Unrefunded, “B”, 6.625%, 2010 (c)	45,000	49,151
California University Rev., “C”, MBIA, 5%, 2029	1,500,000	1,420,170
Chabot Las Positas, CA, Community College (Election of 2004), “B”, AMBAC, 0%, 2026	970,000	313,485
Hastings College of the Law, CA, Assured GTY, 4.75%, 2037	195,000	169,147
University Enterprises, Inc. (Auxiliary Organization), “A”, FGIC, 4.375%, 2030	500,000	402,365

		$3,500,329

Utilities - Investor Owned – 9.3%
California Pollution Control Financing Authority, Pollution Control Rev. (Pacific Gas & Electric Co.), MBIA, 5.35%, 2016	$1,000,000	$1,010,120
California Pollution Control Financing Authority, Pollution Control Rev. (San Diego Gas & Electric Co.), “A”, 6.8%, 2015	500,000	557,905
California Pollution Control Financing Authority, Pollution Control Rev. (Southern California Edison Co.), “B”, MBIA, 5.45%, 2029	1,500,000	1,401,180

		$2,969,205

Utilities - Other – 1.6%
Southern California Public Power Authority (Natural Gas Project No. 1), “A”, 5%, 2033	$585,000	$500,081

Water & Sewer Utility Revenue – 25.4%
Culver City, CA, Wastewater Facilities Rev., “A”, FGIC, 5.7%, 2029	$1,500,000	$1,557,015
Elsinore Valley, CA, Municipal Water District, Certificates of Participation, FGIC, 5.375%, 2018	1,160,000	1,221,434
Los Angeles, CA, Department of Water & Power, Waterworks Rev., “A-2”, AMBAC, 5%, 2027	400,000	388,392
Los Angeles, CA, Department of Water & Power, Waterworks Rev., “C”, MBIA, 5%, 2022	1,000,000	1,010,727
Metropolitan Water District of Southern California Waterworks Rev., “A”, FSA, 5%, 2030	1,000,000	976,270
Pico Rivera, CA, Water Authority Rev. (Water Systems Project), “A”, MBIA, 5.5%, 2029	2,000,000	2,076,500
Westlands, CA, Water District Rev., Certificates of Participation, “A”, MBIA, 5%, 2030	1,000,000	934,860

		$8,165,198

Total Municipal Bonds		$55,424,645

Floating Rate Demand Notes – 0.3%
Lincoln County, WY, Pollution Control Rev. (Exxon Mobil Corp.), “C”, 3.19%, due 3/03/08	$100,000	$100,000

Total Investments		$55,524,645

Other Assets, Less Liabilities – 3.2%		1,036,735

Preferred shares (issued by the fund) – (76.1)%		(24,450,000)

Net Assets applicable to common shares – 100.0%		$32,111,380

(c)	Refunded bond.

(f)	All or a portion of the security has been segregated as collateral for an open futures contract.

MFS California Insured Municipal Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 2/29/08 - continued

The following abbreviations are used in this report and are defined:

BMA                      Bond Market Assn.

Insurers
AMBAC	AMBAC Indemnity Corp.
ASSD GTY	Assured Guaranty Insurance Co.
FGIC	Financial Guaranty Insurance Co.
FSA	Financial Security Assurance Inc.
GNMA	Government National Mortgage Assn.
MBIA	MBIA Insurance Corp.
XLCA	XL Capital Insurance Co.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS California Insured Municipal Fund

Supplemental Information (Unaudited) 2/29/08

(1) Fair Value Disclosure

The fund adopted FASB Statement No. 157, Fair Value Measurements (the “Statement”) in this reporting period. This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the fund's investments. These inputs are categorized into three broad levels. Level 1 include quoted prices in active markets for identical assets or liabilities. Level 2 include other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.). Level 3 include unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in Total Investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument. The following is a summary of the levels used as of February 29, 2008, in valuing the fund's assets carried at market value:

	Level 1	Level 2	Level 3	Total
Investments in Securities	—	55,524,645	—	55,524,645
Other Financial Instruments	(499,434)	52,630	—	(446,804)

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$57,851,474

Gross unrealized appreciation	$1,118,816
Gross unrealized depreciation	(3,445,645)

Net unrealized appreciation (depreciation)	$(2,326,829)

The aggregate cost above includes prior fiscal year end tax adjustments.

(3) Derivative Contracts at 2/29/08

Futures contracts outstanding at 2/29/08

Description	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
U.S. Treasury Note 10 yr (Short)	166	$19,468,688	Jun-08	$(499,434)

Swap Agreements at 2/29/08

Expiration		Notional Amount	Counterparty	Cash Flows to Receive	Cash Flows to Pay	Value
Interest Rate Swaps
6/19/2018	USD	2,000,000	Morgan Stanley Capital Services, Inc.	7-Day BMA	3.492% (Fixed rate)	$(12,708)
4/02/2023	USD	3,000,000	Goldman Sachs International	7-Day BMA	3.675% (Fixed rate)	(6,442)
7/09/2023	USD	1,000,000	Merrill Lynch Capital Services	7-Day BMA	3.581% (Fixed rate)	12,484
6/19/2028	USD	3,000,000	Merrill Lynch Capital Services	7-Day BMA	3.820% (Fixed rate)	9,745

Swap Agreements at 2/29/08 - continued

Expiration		Notional Amount	Counterparty	Cash Flows to Receive	Cash Flows to Pay	Value
Interest Rate Swaps
8/06/2028	USD	2,000,000	Merrill Lynch Capital Services	7-Day BMA	3.673% (Fixed rate)	$49,551

						$52,630

At February 29, 2008, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Agreement and Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS CALIFORNIA INSURED MUNICIPAL FUND

By (Signature and Title)*	ROBERT J. MANNING
Robert J. Manning, President

Date: April 14, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	ROBERT J. MANNING
Robert J. Manning, President (Principal Executive Officer)

Date: April 14, 2008

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, Treasurer (Principal Financial Officer and Accounting Officer)

Date: April 14, 2008

*	Print name and title of each signing officer under his or her signature.